COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 5,375
2014	5,231
2015	4,991
2016	5,179
2017	4,748
Total minimum lease payments *	$ 25,524	[1]

[1]	Minimum payments have been reduced by minimum sublease rental of $ 1,399 due in the future under non-cancelable subleases.